Investments - Capcium, Inc. (Details) capsule in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020 CAD ($) shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021 CAD ($) capsule shares	Jul. 23, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized losses on marketable securities		$ 2,067,000
Proportion of ownership interest in investment				18.00%
Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reduction of annual minimum purchase commitment | capsule			20.0
Proportion of ownership interest in investment		18.00%	18.00%
Capcium | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of equity instruments converted (in shares) | shares	5,371
Principal amount converted	$ 5,400,000
Fair value of financial instrument	$ 0
Series A Preference Shares | Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Borrowings, converted instrument, shares issued (in shares) | shares	5,371,300
Share capital, dividend as percentage	0.08
Conversion percentage of issued and outstanding common stock	15.00%
Series B Preference Shares | Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of common shares acquired (in shares) | shares			1,851,086
Purchase of interests in associates			$ 1,900,000
Unrealized losses on marketable securities			$ 1,900,000
Ordinary shares | Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total shareholdings (in shares) | shares		8,828,662	8,828,662